INVESTMENTS (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Investments accounted for using equity method, beginning balance	SFr 48.4
Additions	0.0	SFr 0.6	SFr 0.0
Share of net results	5.9	1.3	(0.3)
Dividends	(3.3)	(3.0)
Other	(21.0)	(3.0)
Investments accounted for using equity method, ending balance	30.0	48.4
Impairment loss on investment	20.2
Unadjusted Difference
Disclosure of associates [line items]
Investments accounted for using equity method, beginning balance	SFr 48.4	52.5
Investments accounted for using equity method, ending balance		SFr 48.4	SFr 52.5